Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Accounts Receivable, Net/Deposits and Other Receivables [Abstract]
Beginning balance	$ 3,937,778
Charge to expense (benefit)	1,995,887	4,067,144
Exchange rate effect	(69,718)	(129,366)
Ending balance	$ 5,863,947	$ 3,937,778